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                      SUPPLEMENT DATED JANUARY 8, 2001, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

               MODIFIED SINGLE PREMIUM DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VARIABLE ACCOUNT - 10

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


Effective January 8, 2001, Waddell & Reed Investment Management Company will become one of the subadvisers of the Nationwide Separate Account Trust - Nationwide Small Company Fund. There is no change in the fund's objective as is stated in the prospectus dated May 1, 2000.


APO-4616-3